UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



      Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Long Oar Global Investors, LLC

Address:  101 Park Avenue, 47th Floor
          New York, New York 10178

13F File Number: 028-14732

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   James Davidson
Title:  Managing Member
Phone:  (212) 883-3352



Signature, Place and Date of Signing:

/s/ James Davidson          New York, New York           February 14, 2013
--------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        1

Form 13F Information Table Entry Total:  14

Form 13F Information Table Value Total:  $117,483

                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number      Name

1.       028-14733                 Long Oar Global Investors Master Fund, Ltd.


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

                                                  FORM 13F INFORMATION TABLE
                                                       December 31, 2012



COLUMN 1                      COLUMN 2            COLUMN 3    COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7      COLUMN 8

                              TITLE                           VALUE     SHRS OR   SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                OF CLASS            CUSIP       (X$1000)  PRN AMT   PRN CALL  DISCRETION  MGRS     SOLE    SHARED NONE
--------------                ---------           ------      --------- --------  --- ----  ----------- -----    -----   ------ ----
AGRIUM INC                    COM                 008916108    7,242       70,000 SH        DEFINED     1           70,000
CF INDS HLDGS INC             COM                 125269100    8,858       43,600 SH        DEFINED     1           43,600
CHARTER COMMUNICATIONS INC D  CL A NEW            16117M305    6,084       79,800 SH        DEFINED     1           79,800
DISH NETWORK CORP             CL A                25470M109    5,707      156,780 SH        DEFINED     1          156,780
EASTMAN CHEM CO               COM                 277432100   13,794      202,700 SH        DEFINED     1          202,700
GEORGIA GULF CORP             COM PAR $0.01 NEW   373200302    8,236      199,507 SH        DEFINED     1          199,507
GRACE W R & CO DEL NEW        COM                 38388F108    7,461      110,979 SH        DEFINED     1          110,979
GROUP 1 AUTOMOTIVE INC        COM                 398905109    6,463      104,252 SH        DEFINED     1          104,252
LYONDELLBASELL INDUSTRIES N   SHS - A -           N53745100    9,177      160,749 SH        DEFINED     1          160,749
MONSANTO CO NEW               COM                 61166W101   12,889      136,171 SH        DEFINED     1          136,171
OCWEN FINL CORP               COM NEW             675746309    7,404      214,063 SH        DEFINED     1          214,063
PHILLIPS 66                   COM                 718546104    7,605      143,223 SH        DEFINED     1          143,223
SIRIUS XM RADIO INC           COM                 82967N108   11,774    4,073,906 SH        DEFINED     1        4,073,906
STANDARD PAC CORP NEW         COM                 85375C101    4,789      651,543 SH        DEFINED     1          651,543







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